UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Steven I. Koszalka

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Semi-annual report for the six months ended February 29, 2016

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the periods ended March 31, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 11/1/10)

Reflecting 3.75% maximum sales charge	–1.01%	2.42%	1.91%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.70% for Class A shares as of the prospectus dated November 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The U.S. bond market, including mortgage-backed securities, generated modest gains during the first half of the fiscal year for American Funds Mortgage Fund. Interest rates generally declined — providing a tailwind for high-quality U.S. bonds — despite the Federal Reserve’s decision in December to raise short-term rates for the first time in nearly a decade. For the six-month period ended February 29, 2016, the fund returned 1.97%.

By comparison, the fund’s primary benchmark, the Barclays U.S. Mortgage Backed Securities Index, returned 2.17%. The fund’s peer group, as measured by the Lipper Intermediate U.S. Government Funds Average, gained 1.90%. Another relevant gauge, the Lipper GNMA Funds Average, advanced 1.29%. Results for longer periods are shown in the table below.

Investors who reinvested monthly dividends totaling about 6 cents a share earned an income return of 0.63% over the six months. The return was the same for those who took their dividends in cash. The fund also paid a capital gain of 12.5 cents a share on December 31, 2015. The share price increased from $10.22 to $10.23.

Bond market overview

U.S. Treasury bonds and mortgage-backed securities prices rose during the September-to-February period. Worries about China’s slowing economy, rapidly falling oil prices

Results at a glance

For periods ended February 29, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class A shares)	1.97%	2.72%	2.14%	3.11%	2.56%
Barclays U.S. Mortgage Backed Securities Index*	2.17	2.51	2.64	3.24	2.95
Lipper Intermediate U.S. Government Funds Average†	1.90	1.79	1.33	2.54	2.00
Lipper GNMA Funds Average†	1.29	1.30	1.38	2.53	2.31

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American Funds Mortgage Fund	1

and sharp declines in global equities contributed to higher demand for perceived safe-haven assets. The flight-to-quality trend boosted Treasuries 2.97%, while U.S. mortgage-backed securities gained 2.17%. During the six-month period, the yield on the benchmark 10-year Treasury note dropped 47 basis points to 1.74%.

Corporate bonds came under pressure as U.S. economic growth appeared to stall at times. Falling oil prices roiled the energy sector, as well as other areas of the financial markets. Investment-grade corporate spreads — the difference in yield between corporate bonds and Treasuries — rose to a three-year high of 215 basis points in mid-February. Overall, corporate bonds generated roughly half the return of Treasuries, gaining 1.33% during the period.

After months of signaling that a rate hike was imminent, the Federal Reserve increased short-term interest rates on December 16, 2015 — the first time it had done so since 2006. The federal funds target rate was set 25 basis points higher to a range of 0.25% to 0.50%. Defying market convention, longer term bond yields generally declined in the weeks following the rate hike as turmoil in global markets lifted demand for high-quality U.S. bonds.

Inside the portfolio

The fund continued to invest primarily in high-quality U.S. mortgage-backed securities (MBS), favoring bonds backed by the Government National Mortgage Association, also known as Ginnie Mae. The fund’s MBS exposure rose from 71% of the portfolio at the end of August 2015 to nearly 73% at the end of February. In comparison to the Barclays index, which is 100% mortgage bonds, the fund maintained an underweight stance due to concerns about relatively high valuations.

Outside the mortgage market, the fund increased its investments in Treasury bonds, including a sizable position in Treasury Inflation Protected Securities (TIPS). TIPS returns were disappointing, largely due to volatile oil prices, which resulted in lower inflation expectations. However, we believe TIPS are trading at attractive valuations and may produce better returns as oil prices stabilize and inflation expectations rise. We maintain a high level of conviction in these investments over the long term.

The fund also invests in asset-backed securities (ABS), mostly short-term securitized senior debt backed by auto loans. Over the six-month period, the fund’s ABS exposure was trimmed from 11% of the portfolio to 10%. The fund’s duration — a measure of its exposure to changes in interest rates — was shortened, falling roughly in line with the index by the end of the period.

Looking ahead

The outlook for U.S. economic growth remains positive, given considerable gains in the labor and housing markets. However, the underlying fundamental strength of the economy is not great enough, in our view, to support a traditional Fed rate-hiking

2	American Funds Mortgage Fund

cycle. Therefore, we think interest rates will remain low on a historical basis for several years to come. This “lower for longer” scenario is supported by lackluster U.S. gross domestic product growth, in the range of 2% a year, as well as substantial pressure from overseas — notably China’s struggling economy and tepid growth in Europe.

While the Fed may decide to raise short-term rates once or even twice this year, we believe that future increases will be slow and measured. A gradual and highly telegraphed rise in rates is the most likely outcome, in our opinion, and such a course would not threaten the U.S. economic recovery. In fact, we see the Fed’s December rate hike as a positive sign that the economy is at least healthy enough to absorb slightly higher rates.

For the remainder of 2016, we expect the U.S. bond market to experience occasional volatility as the Fed contemplates tighter monetary policy. However, it is important to remember that, over the long term, higher rates can be beneficial for fixed-income investors. As bonds are sold, or reach maturity, the proceeds can be reinvested in less expensive bonds at higher yields, providing better income opportunities and potentially contributing to greater total returns.

Thank you for choosing to invest in American Funds Mortgage Fund. We look forward to reporting to you again in six months.

Sincerely,

David Betanzos
President

April 18, 2016

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.12%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.22%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American Funds Mortgage Fund	3

Summary investment portfolio February 29, 2016	unaudited

Investment mix by security type	Percent of net assets
Mortgage-backed obligations	72.52%
U.S. Treasury bonds & notes	19.46
Asset-backed obligations	9.93
Federal agency bonds & notes	2.27
Short-term securities & other assets less liabilities	(4.18)
100.00%

Mortgage-backed obligations summary		Percent of net assets
30-year pass-throughs:
Ginnie Mae	48.69%
Fannie Mae	14.02
Freddie Mac	7.02	69.73%
Other		2.79
Total		72.52%

Portfolio quality summary*		Percent of net assets
U.S. Treasury and agency†		21.73%
AAA/Aaa		80.61
AA/Aa		.65
A/A		1.10
Unrated		.09
Short-term securities & other assets less liabilities		(4.18)

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments 104.18%	Principal amount (000)	Value (000)
Mortgage-backed obligations 72.52%
Federal agency mortgage-backed obligations 71.45%
Fannie Mae 3.50% 2034[1]	$38,419	$40,628
Fannie Mae 3.50% 2035[1]	72,015	75,982
Fannie Mae 3.50% 2035[1]	29,863	31,496
Fannie Mae 3.50% 2035[1]	7,578	7,996
Fannie Mae 4.00% 2043[1]	8,756	9,422
Fannie Mae 3.50% 2046[1,2]	60,200	63,084
Fannie Mae 4.00% 2046[1,2]	36,800	39,216
Fannie Mae 2.28%–5.00% 2017–2053[1]	31,662	32,602
Freddie Mac 3.50% 2035[1]	100,896	106,451
Freddie Mac 3.50% 2035[1]	14,481	15,279
Freddie Mac 3.50% 2035[1]	11,060	11,669
Freddie Mac 3.50%–6.00% 2035–2041[1]	8,967	9,490
Government National Mortgage Assn. 5.00% 2041[1]	7,979	8,695
Government National Mortgage Assn. 4.00% 2045[1]	356,443	381,817
Government National Mortgage Assn. 4.00% 2045[1]	42,733	45,728
Government National Mortgage Assn. 4.50% 2045[1]	85,273	91,827
Government National Mortgage Assn. 4.50% 2045[1]	16,023	17,254
Government National Mortgage Assn. 4.00% 2046[1,2]	336,906	359,831
Government National Mortgage Assn. 4.00% 2046[1,2]	16,513	17,616
Government National Mortgage Assn. 2.75%–6.50% 2032–2045[1]	81,853	88,632
		1,454,715

Commercial mortgage-backed securities 1.05%
Other securities		21,270

Other mortgage-backed securities 0.02%
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	493

Total mortgage-backed obligations		1,476,478

U.S. Treasury bonds & notes 19.46%
U.S. Treasury inflation-protected securities 11.75%
U.S. Treasury Inflation-Protected Security 0.125% 2016[3,4]	29,471	29,486
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	12,204	12,066
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	55,561	55,908
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	29,491	34,706
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	31,736	29,650
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	39,174	42,319
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	28,876	26,833
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2041[3]	8,203	8,307
		239,275

U.S. Treasury 7.71%
U.S. Treasury 0.875% 2017[4]	67,000	67,123
U.S. Treasury 1.125% 2021	14,000	13,936
U.S. Treasury 1.375% 2021	38,000	38,249
U.S. Treasury 1.875% 2022	25,100	25,694
U.S. Treasury 2.875% 2045	7,575	7,968
U.S. Treasury 2.50% 2046	4,000	3,901
		156,871

Total U.S. Treasury bonds & notes		396,146

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 9.93%
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.911% 2023[1,5,6]	$9,000	$8,975
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[1,5,6,7]	8,000	7,997
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[1,6]	8,239	8,226
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,6]	8,059	8,057
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[1,6]	9,000	9,012
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	20,640	20,973
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.898% 2023[1,5,6]	14,000	13,962
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.910% 2025[1,5,6]	14,000	13,761
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[1]	8,646	8,682
Other securities		102,612
		202,257

Federal agency bonds & notes 2.27%
Fannie Mae 1.25% 2017	46,000	46,191

Total bonds, notes & other debt instruments (cost: $2,104,974,000)		2,121,072

Short-term securities 20.62%
ANZ New Zealand (International) Ltd. 0.93% due 10/17/2016[6]	9,000	8,950
Bank of Nova Scotia 0.92% due 10/14/2016[6]	9,000	8,950
CAFCO, LLC 0.80% due 8/22/2016	15,000	14,942
Fannie Mae 0.60% due 1/3/2017	90,000	89,586
Federal Home Loan Bank 0.64% due 1/25/2017	87,600	87,118
Freddie Mac 0.59%–0.60% due 1/4/2017–1/9/2017	134,100	133,465
General Electric Co. 0.30% due 3/1/2016	40,000	40,000
National Australia Bank Ltd. 0.89% due 11/1/2016[6]	9,500	9,442
Svenska Handelsbanken Inc. 0.83% due 8/29/2016[6]	9,000	8,963
Toronto-Dominion Holdings USA Inc. 0.93% due 9/22/2016[6]	9,000	8,958
Wells Fargo Bank, N.A. 0.81% due 8/16/2016	9,500	9,500

Total short-term securities (cost: $419,714,000)		419,874
Total investment securities 124.80% (cost: $2,524,688,000)		2,540,946
Other assets less liabilities (24.80)%		(504,961)

Net assets 100.00%		$2,035,985

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	American Funds Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,434,150,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 2/29/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$181,500	$256
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	118,500	162
Receive	LCH	3-month USD-LIBOR	0.979	11/12/2017	246,000	708
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	102,000	240
Pay	LCH	3-month USD-LIBOR	1.039	11/26/2017	2,400	(9)
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	100,000	508
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	170,000	(422)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	170,000	(415)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	40,000	722
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	18,150	492
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	11,300	308
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	4,550	123
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	18,000	455
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	28,000	804
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	24,000	673
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	95,000	2,436
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	75,000	2,468
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	242,000	5,936
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2019	13,000	317
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	30,000	871
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	75,000	1,826
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	15,000	429
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	40,000	1,296
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	40,000	1,319
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	40,000	1,346
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	5,000	172
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	6,000	178
Pay	LCH	3-month USD-LIBOR	1.785	3/27/2022	35,000	(1,114)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	18,000	(767)
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(400)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	16,000	(1,584)
Pay	LCH	3-month USD-LIBOR	1.894	1/20/2025	5,000	(169)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	23,000	(1,266)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	11,000	(3,178)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	7,000	(1,814)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	6,000	(1,597)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(3,304)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	16,500	(2,393)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	7,000	(675)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	7,000	(610)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	10,000	(1,045)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	15,000	(1,535)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	16,000	(1,697)
Receive	LCH	3-month USD-LIBOR	2.567	11/9/2045	500	57
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	6,600	(761)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	6,525	(873)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	(1,407)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	13,500	(1,625)

American Funds Mortgage Fund	7

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.4095%	1/14/2046	$10,000	$(773)
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	25,000	(1,504)
						$(6,835)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $436,530,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 2/29/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
Ultra U.S. Treasury Bond Futures	CME	Long	95	June 2016	$16,528	$(78)
5 Year U.S. Treasury Note Futures	CME	Long	3,011	July 2016	364,031	253
						$175

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $33,087,000, which represented 1.63% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $211,167,000, which represented 10.37% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,997,000, which represented .39% of the net assets of the fund.

Key to abbreviations

CLO = Collateralized Loan Obligations

CME = CME Group Inc.

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

8	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities	unaudited
at February 29, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $2,524,688)		$2,540,946
Cash		1,313
Receivables for:
Sales of investments	$334,084
Sales of fund’s shares	1,965
Variation margin	688
Interest	4,554	341,291
		2,883,550
Liabilities:
Payables for:
Purchases of investments	845,682
Repurchases of fund’s shares	446
Dividends on fund’s shares	10
Investment advisory services	354
Services provided by related parties	200
Trustees’ deferred compensation	3
Variation margin	859
Other	11	847,565
Net assets at February 29, 2016		$2,035,985

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,015,239
Distributions in excess of net investment income		(8,144)
Undistributed net realized gain		19,292
Net unrealized appreciation		9,598
Net assets at February 29, 2016		$2,035,985

See Notes to Financial Statements

American Funds Mortgage Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (198,915 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$218,513	21,351	$10.23
Class B	331	32	10.20
Class C	26,979	2,645	10.20
Class F-1	17,737	1,733	10.24
Class F-2	27,141	2,651	10.24
Class 529-A	16,165	1,580	10.23
Class 529-B	53	5	10.19
Class 529-C	6,197	608	10.19
Class 529-E	1,215	119	10.23
Class 529-F-1	6,175	603	10.24
Class R-1	237	23	10.21
Class R-2	2,965	291	10.19
Class R-2E	10	1	10.23
Class R-3	2,493	244	10.23
Class R-4	1,906	186	10.24
Class R-5E	10	1	10.24
Class R-5	274	27	10.24
Class R-6	1,707,584	166,815	10.24

See Notes to Financial Statements

10	American Funds Mortgage Fund

Statement of operations	unaudited
for the six months ended February 29, 2016	(dollars in thousands)

Investment income:
Income:
Interest			$9,542

Fees and expenses*:
Investment advisory services	$2,159
Distribution services	397
Transfer agent services	214
Administrative services	435
Reports to shareholders	21
Registration statement and prospectus	227
Trustees’ compensation	5
Auditing and legal	7
Custodian	2
Other	39
Total fees and expenses before reimbursement	3,506
Less transfer agent services reimbursement	—	†
Total fees and expenses after reimbursement			3,506
Net investment income			6,036

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments	13,947
Interest rate swaps	15,714
Futures contracts	3,643		33,304
Net unrealized appreciation (depreciation) on:
Investments	15,668
Interest rate swaps	(14,260)
Futures contracts	175		1,583
Net realized gain and unrealized appreciation			34,887
Net increase in net assets resulting from operations			$40,923

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Mortgage Fund	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	February 29,	August 31,
	2016*	2015
Operations:
Net investment income	$6,036	$10,885
Net realized gain	33,304	27,780
Net unrealized appreciation (depreciation)	1,583	(5,330)
Net increase in net assets resulting from operations	40,923	33,335

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(14,517)	(20,142)
Distributions from net realized gain on investments	(23,666)	(12,729)
Total dividends and distributions paid or accrued to shareholders	(38,183)	(32,871)

Net capital share transactions	246,580	632,822

Total increase in net assets	249,320	633,286

Net assets:
Beginning of period	1,786,665	1,153,379
End of period (including distributions in excess of and undistributed net investment income: $(8,144) and $337, respectively)	$2,035,985	$1,786,665

* Unaudited.

See Notes to Financial Statements

12	American Funds Mortgage Fund

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Mortgage Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

14	American Funds Mortgage Fund

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security;

American Funds Mortgage Fund	15

relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

16	American Funds Mortgage Fund

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,476,478	$—	$1,476,478
U.S. Treasury bonds & notes	—	396,146	—	396,146
Asset-backed obligations	—	202,257	—	202,257
Federal agency bonds & notes	—	46,191	—	46,191
Short-term securities	—	419,874	—	419,874
Total	$—	$2,540,946	$—	$2,540,946

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$24,102	$—	$24,102
Unrealized appreciation on futures contracts	253	—	—	253
Liabilities:
Unrealized depreciation on interest rate swaps	—	(30,937)	—	(30,937)
Unrealized depreciation on futures contracts	(78)	—	—	(78)
Total	$175	$(6,835)	$—	$(6,660)

*Interest rate swaps and futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and

American Funds Mortgage Fund	17

borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the

18	American Funds Mortgage Fund

current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

American Funds Mortgage Fund	19

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

20	American Funds Mortgage Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps and futures contracts as of, or for the six months ended, February 29, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$24,102	Net unrealized depreciation*	$30,937
Futures contracts	Interest	Net unrealized appreciation*	253	Net unrealized depreciation*	78
			$24,355		$31,015

		Net realized gain		Net unrealized (depreciation) appreciation
		Location on statement of		Location on statement of
Contract	Risk type	operations	Value	operations	Value
Interest rate swaps	Interest	Net realized gain on interest rate swaps	$15,714	Net unrealized depreciation on interest rate swaps	$(14,260)
Futures contracts	Interest	Net realized gain on futures contracts	3,643	Net unrealized appreciation on futures contracts	175
			$19,357		$(14,085)

*	Includes cumulative appreciation/depreciation on interest rate swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps and futures contracts. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

American Funds Mortgage Fund	21

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$9,219
Undistributed long-term capital gains	1,156

As of February 29, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$16,518
Gross unrealized depreciation on investment securities	(2,241)
Net unrealized appreciation on investment securities	14,277
Cost of investment securities	2,526,669

22	American Funds Mortgage Fund

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 29, 2016						Year ended August 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued		Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued
Class A	$3,221		$124		$3,345		$2,594		$174		$2,768
Class B	4		—	*	4		4		—	*	4
Class C	307		15		322		179		21		200
Class F-1	185		7		192		109		7		116
Class F-2	291		11		302		250		16		266
Class 529-A	252		10		262		220		16		236
Class 529-B	1		—	*	1		1		—	*	1
Class 529-C	74		4		78		48		6		54
Class 529-E	20		1		21		20		2		22
Class 529-F-1	111		4		115		106		7		113
Class R-1	4		—	*	4		4		—	*	4
Class R-2	34		2		36		20		2		22
Class R-2E	—	*	—	*	—	*	—	*	—	*	—	*
Class R-3	31		1		32		26		2		28
Class R-4	32		1		33		33		2		35
Class R-5E†	—	*	—	*	—	*
Class R-5	4		—	*	4		3		—	*	3
Class R-6	32,287		1,145		33,432		27,566		1,433		28,999
Total	$36,858		$1,325		$38,183		$31,183		$1,688		$32,871

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”),the principal underwriter of the fund’s shares,and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 29, 2016, the investment advisory services fee was $2,159,000, which was equivalent to an annualized rate of 0.229% of average daily net assets.

American Funds Mortgage Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

24	American Funds Mortgage Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 29, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$213		$150		$ 9		Not applicable
Class B	2		—	*	Not applicable		Not applicable
Class C	109		18		5		Not applicable
Class F-1	13		7		3		Not applicable
Class F-2	Not applicable		8		4		Not applicable
Class 529-A	13		11		4		$ 6
Class 529-B	—	*	—	*	—	*	—	*
Class 529-C	27		4		1		2
Class 529-E	3		1		—	*	1
Class 529-F-1	—		5		2		3
Class R-1	1		—	*	—	*	Not applicable
Class R-2	9		7		1		Not applicable
Class R-2E	—		—	*	—	*	Not applicable
Class R-3	5		2		1		Not applicable
Class R-4	2		1		—	*	Not applicable
Class R-5E†	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		—	*	405		Not applicable
Total class-specific expenses	$397		$214		$435		$12

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund

American Funds Mortgage Fund	25

and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of
			dividends and					Net increase
	Sales[1]		distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2016

Class A	$72,561	7,096	$3,260	321		$(21,302)	(2,081)	$54,519	5,336
Class B	129	13	4	—	[2]	(123)	(12)	10	1
Class C	12,786	1,253	317	32		(3,355)	(329)	9,748	956
Class F-1	13,100	1,280	182	18		(5,496)	(534)	7,786	764
Class F-2	18,892	1,846	243	24		(3,510)	(342)	15,625	1,528
Class 529-A	4,423	433	261	26		(1,816)	(178)	2,868	281
Class 529-B	18	2	1	—	[2]	(25)	(3)	(6)	(1)
Class 529-C	2,107	207	77	7		(816)	(80)	1,368	134
Class 529-E	144	14	20	2		(165)	(16)	(1)	—	[2]
Class 529-F-1	994	97	115	11		(705)	(69)	404	39
Class R-1	85	8	4	1		(68)	(7)	21	2
Class R-2	958	94	36	3		(257)	(25)	737	72
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	925	91	32	3		(121)	(12)	836	82
Class R-4	289	28	33	3		(218)	(21)	104	10
Class R-5E3	10	1	—	—		—	—	10	1
Class R-5	206	20	4	1		(128)	(12)	82	9
Class R-6	201,470	19,642	33,435	3,291		(82,436)	(8,118)	152,469	14,815
Total net increase (decrease)	$329,097	32,125	$38,024	3,743		$(120,541)	(11,839)	$246,580	24,029

26	American Funds Mortgage Fund

			Reinvestments of
			dividends and					Net increase
	Sales[1]		distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2015

Class A	$62,979	6,154	$2,674	262		$(36,098)	(3,530)	$29,555	2,886
Class B	140	14	5	—	[2]	(282)	(28)	(137)	(14)
Class C	7,002	687	196	20		(5,328)	(523)	1,870	184
Class F-1	7,614	744	114	11		(3,132)	(306)	4,596	449
Class F-2	6,469	633	187	18		(5,021)	(493)	1,635	158
Class 529-A	5,086	498	235	23		(3,207)	(314)	2,114	207
Class 529-B	25	3	1	—	[2]	(88)	(9)	(62)	(6)
Class 529-C	1,559	153	54	5		(1,235)	(121)	378	37
Class 529-E	273	27	21	2		(356)	(35)	(62)	(6)
Class 529-F-1	1,617	158	112	11		(710)	(69)	1,019	100
Class R-1	64	6	4	1		(148)	(15)	(80)	(8)
Class R-2	776	76	23	2		(494)	(48)	305	30
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	579	56	28	3		(554)	(54)	53	5
Class R-4	526	51	34	4		(425)	(42)	135	13
Class R-5	39	3	4	—	[2]	(13)	(1)	30	2
Class R-6	624,415	61,121	28,997	2,840		(61,939)	(6,060)	591,473	57,901
Total net increase (decrease)	$719,163	70,384	$32,689	3,202		$(119,030)	(11,648)	$632,822	61,938

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $12,495,018,000 and $12,254,341,000, respectively, during the six months ended February 29, 2016.

10. Ownership concentration

At February 29, 2016, the fund had four shareholders, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds College 2021 Fund and American Funds College 2018 Fund, with aggregate ownership of the fund’s outstanding shares of 15%, 15%, 10% and 12%, respectively. CRMC is the investment adviser to the two target date retirement funds and the two college target date funds.

American Funds Mortgage Fund	27

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/29/2016[4,5]	$10.22	$.02	$.18	$.20
Year ended 8/31/2015	10.21	.04	.17	.21
Year ended 8/31/2014	9.84	.10	.39	.49
Year ended 8/31/2013	10.30	(.02)	(.24)	(.26)
Year ended 8/31/2012	10.16	.05	.34	.39
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.18	.15	.33
Class B:
Six months ended 2/29/2016[4,5]	10.19	(.01)	.18	.17
Year ended 8/31/2015	10.19	(.04)	.17	.13
Year ended 8/31/2014	9.83	.02	.39	.41
Year ended 8/31/2013	10.30	(.10)	(.23)	(.33)
Year ended 8/31/2012	10.16	(.04)	.34	.30
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.13	.15	.28
Class C:
Six months ended 2/29/2016[4,5]	10.18	(.01)	.18	.17
Year ended 8/31/2015	10.19	(.05)	.17	.12
Year ended 8/31/2014	9.83	.02	.38	.40
Year ended 8/31/2013	10.30	(.10)	(.23)	(.33)
Year ended 8/31/2012	10.16	(.04)	.34	.30
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.13	.15	.28
Class F-1:
Six months ended 2/29/2016[4,5]	10.22	.03	.18	.21
Year ended 8/31/2015	10.21	.04	.17	.21
Year ended 8/31/2014	9.84	.10	.38	.48
Year ended 8/31/2013	10.30	(.03)	(.23)	(.26)
Year ended 8/31/2012	10.16	.04	.34	.38
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.18	.15	.33
Class F-2:
Six months ended 2/29/2016[4,5]	10.22	.05	.18	.23
Year ended 8/31/2015	10.21	.07	.17	.24
Year ended 8/31/2014	9.85	.12	.38	.50
Year ended 8/31/2013	10.30	(.01)	(.22)	(.23)
Year ended 8/31/2012	10.16	.07	.34	.41
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.20	.15	.35
Class 529-A:
Six months ended 2/29/2016[4,5]	10.21	.03	.18	.21
Year ended 8/31/2015	10.21	.02	.17	.19
Year ended 8/31/2014	9.84	.09	.39	.48
Year ended 8/31/2013	10.30	(.03)	(.23)	(.26)
Year ended 8/31/2012	10.16	.04	.34	.38
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.18	.15	.33

28	American Funds Mortgage Fund

Dividends and distributions
								Ratio of		Ratio of		Ratio of
Dividends		Total						expenses to		expenses to		net income
(from net	Distributions	dividends	Net asset			Net assets,		average net		average net		(loss) to
investment	(from capital	and	value, end			end of period		assets before		assets after		average
income)	gains)	distributions	of period	Total return[2,3]		(in millions)		reimbursements		reimbursements[2]		net assets[2]

$(.06)	$(.13)	$(.19)	$10.23	1.97%[6]		$219		.67%[7]		.67%[7]		.34%[7]
(.10)	(.10)	(.20)	10.22	2.09		164		.70		.70		.40
(.12)	—	(.12)	10.21	4.97		134		.72		.72		1.00
(.07)	(.13)	(.20)	9.84	(2.54)		174		.64		.64		(.18)
(.14)	(.11)	(.25)	10.30	3.90		198		.65		.65		.49
(.17)	—	(.17)	10.16	3.40	[6]	88		.73	[7]	.66	[7]	2.21 [7]

(.03)	(.13)	(.16)	10.20	1.59	[6]	—	[9]	1.44	[7]	1.44	[7]	(.42)[7]
(.03)	(.10)	(.13)	10.19	1.28		—	[9]	1.45		1.45		(.37)
(.05)	—	(.05)	10.19	4.13		1		1.50		1.50		.24
(.01)	(.13)	(.14)	9.83	(3.28)		1		1.44		1.44		(1.01)
(.05)	(.11)	(.16)	10.30	3.07		2		1.45		1.45		(.28)
(.12)	—	(.12)	10.16	2.88	[6]	1		1.50	[7]	1.43	[7]	1.63 [7]

(.02)	(.13)	(.15)	10.20	1.68	[6]	27		1.47	[7]	1.47	[7]	(.47)[7]
(.03)	(.10)	(.13)	10.18	1.14		17		1.50		1.50		(.40)
(.04)	—	(.04)	10.19	4.09		15		1.54		1.54		.17
(.01)	(.13)	(.14)	9.83	(3.30)		25		1.47		1.47		(1.03)
(.05)	(.11)	(.16)	10.30	3.03		32		1.48		1.48		(.35)
(.12)	—	(.12)	10.16	2.84	[6]	15		1.54	[7]	1.50	[7]	1.58 [7]

(.06)	(.13)	(.19)	10.24	2.07	[6]	18		.67	[7]	.67	[7]	.34 [7]
(.10)	(.10)	(.20)	10.22	2.08		10		.71		.71		.41
(.11)	—	(.11)	10.21	4.94		5		.74		.74		.99
(.07)	(.13)	(.20)	9.84	(2.59)		7		.69		.69		(.25)
(.13)	(.11)	(.24)	10.30	3.85		11		.68		.68		.42
(.17)	—	(.17)	10.16	3.37	[6]	3		.78	[7]	.71	[7]	2.21 [7]

(.08)	(.13)	(.21)	10.24	2.20	[6]	27		.41	[7]	.41	[7]	.59 [7]
(.13)	(.10)	(.23)	10.22	2.37		12		.42		.42		.67
(.14)	—	(.14)	10.21	5.12		10		.46		.46		1.24
(.09)	(.13)	(.22)	9.85	(2.27)		9		.45		.45		(.06)
(.16)	(.11)	(.27)	10.30	4.10		58		.45		.45		.66
(.19)	—	(.19)	10.16	3.57	[6]	2		.54	[7]	.46	[7]	2.37 [7]

(.06)	(.13)	(.19)	10.23	2.03	[6]	16		.73	[7]	.73	[7]	.28 [7]
(.09)	(.10)	(.19)	10.21	1.91		13		.79		.79		.32
(.11)	—	(.11)	10.21	4.87		11		.82		.82		.89
(.07)	(.13)	(.20)	9.84	(2.63)		11		.74		.74		(.26)
(.13)	(.11)	(.24)	10.30	3.80		8		.74		.74		.32
(.17)	—	(.17)	10.16	3.36	[6]	1		.77	[7]	.71	[7]	2.37 [7]

See page 34 for footnotes.

American Funds Mortgage Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset	Net	(losses) on
	value,	investment	securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)	unrealized)	operations
Class 529-B:
Six months ended 2/29/2016[4,5]	$10.17	$(.01)	$.18	$.17
Year ended 8/31/2015	10.18	(.05)	.17	.12
Year ended 8/31/2014	9.82	.01	.39	.40
Year ended 8/31/2013	10.30	(.11)	(.24)	(.35)
Year ended 8/31/2012	10.16	(.05)	.34	.29
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.13	.15	.28
Class 529-C:
Six months ended 2/29/2016[4,5]	10.17	(.01)	.18	.17
Year ended 8/31/2015	10.18	(.06)	.17	.11
Year ended 8/31/2014	9.82	.01	.39	.40
Year ended 8/31/2013	10.30	(.11)	(.24)	(.35)
Year ended 8/31/2012	10.16	(.05)	.34	.29
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.13	.15	.28
Class 529-E:
Six months ended 2/29/2016[4,5]	10.21	.02	.18	.20
Year ended 8/31/2015	10.21	— [10]	.17	.17
Year ended 8/31/2014	9.84	.06	.39	.45
Year ended 8/31/2013	10.30	(.05)	(.24)	(.29)
Year ended 8/31/2012	10.16	.01	.34	.35
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.16	.15	.31
Class 529-F-1:
Six months ended 2/29/2016[4,5]	10.22	.04	.18	.22
Year ended 8/31/2015	10.21	.06	.17	.23
Year ended 8/31/2014	9.84	.11	.39	.50
Year ended 8/31/2013	10.30	— [10]	(.25)	(.25)
Year ended 8/31/2012	10.16	.05	.34	.39
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.19	.15	.34
Class R-1:
Six months ended 2/29/2016[4,5]	10.19	.01	.18	.19
Year ended 8/31/2015	10.19	— [10]	.17	.17
Year ended 8/31/2014	9.84	.14	.38	.52
Year ended 8/31/2013	10.30	(.06)	(.22)	(.28)
Year ended 8/31/2012	10.16	(.02)	.34	.32
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.13	.15	.28
Class R-2:
Six months ended 2/29/2016[4,5]	10.17	(.01)	.18	.17
Year ended 8/31/2015	10.18	(.06)	.17	.11
Year ended 8/31/2014	9.83	.02	.39	.41
Year ended 8/31/2013	10.30	(.08)	(.23)	(.31)
Year ended 8/31/2012	10.16	(.02)	.34	.32
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.14	.15	.29

30	American Funds Mortgage Fund

Dividends and distributions
								Ratio of		Ratio of		Ratio of
Dividends		Total						expenses to		expenses to		net income
(from net	Distributions	dividends	Net asset			Net assets,		average net		average net		(loss) to
investment	(from capital	and	value, end			end of period		assets before		assets after		average
income)	gains)	distributions	of period	Total return[2,3]		(in millions)		reimbursements		reimbursements[2]		net assets[2]

$(.02)	$(.13)	$(.15)	$10.19	1.69%[6]		$—	[9]	1.48%[7]		1.48%[7]		(.47)%[7]
(.03)	(.10)	(.13)	10.17	1.14		—	[9]	1.56		1.56		(.49)
(.04)	—	(.04)	10.18	4.09		—	[9]	1.59		1.59		.11
— [10]	(.13)	(.13)	9.82	(3.41)		—	[9]	1.55		1.55		(1.10)
(.04)	(.11)	(.15)	10.30	2.96		1		1.54		1.54		(.51)
(.12)	—	(.12)	10.16	2.79	[6]	—	[9]	1.64	[7]	1.54	[7]	1.44 [7]

(.02)	(.13)	(.15)	10.19	1.65	[6]	6		1.56	[7]	1.56	[7]	(.55)[7]
(.02)	(.10)	(.12)	10.17	1.10		5		1.57		1.57		(.47)
(.04)	—	(.04)	10.18	4.05		4		1.62		1.62		.09
— [10]	(.13)	(.13)	9.82	(3.42)		9		1.55		1.55		(1.09)
(.04)	(.11)	(.15)	10.30	2.95		8		1.52		1.52		(.58)
(.12)	—	(.12)	10.16	2.78	[6]	1		1.63	[7]	1.57	[7]	1.53 [7]

(.05)	(.13)	(.18)	10.23	1.89	[6]	1		1.02	[7]	1.02	[7]	— [7,11]
(.07)	(.10)	(.17)	10.21	1.65		1		1.04		1.04		.06
(.08)	—	(.08)	10.21	4.59		1		1.08		1.08		.65
(.04)	(.13)	(.17)	9.84	(2.90)		2		1.01		1.01		(.49)
(.10)	(.11)	(.21)	10.30	3.49		1		1.04		1.04		.02
(.15)	—	(.15)	10.16	3.13	[6]	—	[9]	1.12	[7]	1.05	[7]	2.04 [7]

(.07)	(.13)	(.20)	10.24	2.02	[6]	6		.56	[7]	.56	[7]	.46 [7]
(.12)	(.10)	(.22)	10.22	2.22		6		.57		.57		.54
(.13)	—	(.13)	10.21	5.08		5		.61		.61		1.10
(.08)	(.13)	(.21)	9.84	(2.45)		4		.54		.54		(.04)
(.14)	(.11)	(.25)	10.30	3.99		1		.56		.56		.53
(.18)	—	(.18)	10.16	3.49	[6]	—	[9]	.62	[7]	.57	[7]	2.43 [7]

(.04)	(.13)	(.17)	10.21	1.83	[6]	—	[9]	1.17	[7]	1.17	[7]	(.14)[7]
(.07)	(.10)	(.17)	10.19	1.61		—	[9]	1.13		1.13		(.06)
(.17)	—	(.17)	10.19	5.38	[12]	—	[9]	.26	[12]	.26	[12]	1.45 [12]
(.05)	(.13)	(.18)	9.84	(2.73)[12]		1		.98	[12]	.98	[12]	(.59)[12]
(.07)	(.11)	(.18)	10.30	3.20	[12]	3		1.33	[12]	1.33	[12]	(.12)[12]
(.12)	—	(.12)	10.16	2.87	[6,12]	3		1.43	[7,12]	1.32	[7,12]	1.36 [7,12]

(.02)	(.13)	(.15)	10.19	1.62	[6]	3		1.63	[7]	1.63	[7]	(.62)[7]
(.02)	(.10)	(.12)	10.17	1.08		2		1.62		1.62		(.51)
(.06)	—	(.06)	10.18	4.19	[12]	2		1.47	[12]	1.47	[12]	.23 [12]
(.03)	(.13)	(.16)	9.83	(3.10)[12]		2		1.21	[12]	1.21	[12]	(.75)[12]
(.07)	(.11)	(.18)	10.30	3.26	[12]	2		1.27	[12]	1.27	[12]	(.14)[12]
(.13)	—	(.13)	10.16	2.95	[6,12]	1		1.32	[7,12]	1.18	[7,12]	1.48 [7,12]

See page 34 for footnotes.

American Funds Mortgage Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
				Net gains
	Net asset	Net		(losses) on
	value,	investment		securities (both	Total from
	beginning	income		realized and	investment
	of period	(loss)		unrealized)	operations
Class R-2E:
Six months ended 2/29/2016[4,5]	$10.22	$.03		$.18	$.21
Year ended 8/31/2015	10.21	.06		.17	.23
Period from 8/29/2014 to 8/31/2014[5,13]	10.21	—		—	—
Class R-3:
Six months ended 2/29/2016[4,5]	10.21	.02		.18	.20
Year ended 8/31/2015	10.21	—	[10]	.17	.17
Year ended 8/31/2014	9.84	.08		.39	.47
Year ended 8/31/2013	10.30	(.03)		(.24)	(.27)
Year ended 8/31/2012	10.16	.02		.34	.36
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.16		.15	.31
Class R-4:
Six months ended 2/29/2016[4,5]	10.22	.04		.18	.22
Year ended 8/31/2015	10.21	.05		.17	.22
Year ended 8/31/2014	9.84	.11		.38	.49
Year ended 8/31/2013	10.30	(.01)		(.24)	(.25)
Year ended 8/31/2012	10.16	.05		.34	.39
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.18		.15	.33
Class R-5E:
Period from 11/20/2015 to 2/29/2016[4,5,14]	10.25	.01		.15	.16
Class R-5:
Six months ended 2/29/2016[4,5]	10.22	.05		.18	.23
Year ended 8/31/2015	10.21	.07		.17	.24
Year ended 8/31/2014	9.84	.15		.37	.52
Year ended 8/31/2013	10.30	—	[10]	(.23)	(.23)
Year ended 8/31/2012	10.16	.07		.34	.41
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.20		.15	.35
Class R-6:
Six months ended 2/29/2016[4,5]	10.22	.05		.18	.23
Year ended 8/31/2015	10.21	.08		.17	.25
Year ended 8/31/2014	9.84	.13		.39	.52
Year ended 8/31/2013	10.30	.02		(.25)	(.23)
Year ended 8/31/2012	10.16	.07		.34	.41
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.20		.15	.35

	Six months
	ended					For the period
	February 29,	Year ended August 31				11/1/2010 to
Portfolio turnover rate for all share classes[15]	2016[4,5,6]	2015	2014	2013	2012	8/31/2011[5,6,8]
Including mortgage dollar roll transactions	663%	1,205%	812%	658%	442%	240%
Excluding mortgage dollar roll transactions	117%	130%	Not available

See Notes to Financial Statements

32	American Funds Mortgage Fund

Dividends and distributions
								Ratio of		Ratio of		Ratio of
Dividends		Total						expenses to		expenses to		net income
(from net	Distributions	dividends	Net asset			Net assets,		average net		average net		(loss) to
investment	(from capital	and	value, end			end of period		assets before		assets after		average
income)	gains)	distributions	of period	Total return[2,3]		(in millions)		reimbursements		reimbursements[2]		net assets[2]

$(.07)	$(.13)	$(.20)	$10.23	2.01%[6,12]		$—	[9]	.62%[7,12]		.57%[7,12]		.44%[7,12]
(.12)	(.10)	(.22)	10.22	2.22	[12]	—	[9]	.57	[12]	.57	[12]	.54	[12]
—	—	—	10.21	—		—	[9]	—		—		—

(.05)	(.13)	(.18)	10.23	1.89	[6]	3		1.02	[7]	1.02	[7]	(.01)[7]
(.07)	(.10)	(.17)	10.21	1.68		2		1.01		1.01		.09
(.10)	—	(.10)	10.21	4.78	[12]	2		.92	[12]	.92	[12]	.81	[12]
(.06)	(.13)	(.19)	9.84	(2.67)[12]		2		.80	[12]	.80	[12]	(.34)[12]
(.11)	(.11)	(.22)	10.30	3.63	[12]	2		.89	[12]	.89	[12]	.23	[12]
(.15)	—	(.15)	10.16	3.18	[6,12]	1		1.03	[7,12]	.92	[7,12]	1.76	[7,12]

(.07)	(.13)	(.20)	10.24	2.00	[6]	2		.61	[7]	.61	[7]	.41	[7]
(.11)	(.10)	(.21)	10.22	2.16		2		.63		.63		.48
(.12)	—	(.12)	10.21	5.06		2		.63		.63		1.06
(.08)	(.13)	(.21)	9.84	(2.50)		2		.60		.60		(.13)
(.14)	(.11)	(.25)	10.30	3.91		1		.62		.62		.51
(.17)	—	(.17)	10.16	3.37	[6]	1		.77	[7]	.69	[7]	1.93	[7]

(.04)	(.13)	(.17)	10.24	1.48	[6]	—	[9]	.14	[6]	.14	[6]	.13	[6]

(.08)	(.13)	(.21)	10.24	2.20	[6]	—	[9]	.39	[7]	.39	[7]	.62	[7]
(.13)	(.10)	(.23)	10.22	2.40		—	[9]	.38		.38		.72
(.15)	—	(.15)	10.21	5.29		—	[9]	.43		.43		1.48
(.10)	(.13)	(.23)	9.84	(2.29)		5		.38		.38		.05
(.16)	(.11)	(.27)	10.30	4.14		9		.39		.39		.70
(.19)	—	(.19)	10.16	3.58	[6]	2		.49	[7]	.44	[7]	2.40	[7]

(.08)	(.13)	(.21)	10.24	2.25	[6]	1,708		.31	[7]	.31	[7]	.70	[7]
(.14)	(.10)	(.24)	10.22	2.48		1,553		.32		.32		.80
(.15)	—	(.15)	10.21	5.33		961		.36		.36		1.32
(.10)	(.13)	(.23)	9.84	(2.25)		541		.32		.32		.18
(.16)	(.11)	(.27)	10.30	4.19		291		.37		.37		.82
(.19)	—	(.19)	10.16	3.61	[6]	256		.51	[7]	.41	[7]	2.55	[7]

See page 34 for footnotes.

American Funds Mortgage Fund	33

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes. In addition, during one of the periods shown, CRMC reimbursed other fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	For the period November 1, 2010, commencement of operations, through August 31, 2011.
[9]	Amount less than $1 million.
[10]	Amount less than $.01.
[11]	Amount less than .01%.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Class R-2E shares were offered beginning August 29, 2014.
[14]	Class R-5E shares were offered beginning November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

34	American Funds Mortgage Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2015, through February 29, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Mortgage Fund	35

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	9/1/2015	2/29/2016	during period*	expense ratio
Class A - actual return	$1,000.00	$1,019.68	$3.36	.67%
Class A - assumed 5% return	1,000.00	1,021.53	3.37	.67
Class B - actual return	1,000.00	1,015.93	7.22	1.44
Class B - assumed 5% return	1,000.00	1,017.70	7.22	1.44
Class C - actual return	1,000.00	1,016.79	7.37	1.47
Class C - assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class F-1 - actual return	1,000.00	1,020.65	3.37	.67
Class F-1 - assumed 5% return	1,000.00	1,021.53	3.37	.67
Class F-2 - actual return	1,000.00	1,021.97	2.06	.41
Class F-2 - assumed 5% return	1,000.00	1,022.82	2.06	.41
Class 529-A - actual return	1,000.00	1,020.34	3.67	.73
Class 529-A - assumed 5% return	1,000.00	1,021.23	3.67	.73
Class 529-B - actual return	1,000.00	1,016.89	7.42	1.48
Class 529-B - assumed 5% return	1,000.00	1,017.50	7.42	1.48
Class 529-C - actual return	1,000.00	1,016.47	7.82	1.56
Class 529-C - assumed 5% return	1,000.00	1,017.11	7.82	1.56
Class 529-E - actual return	1,000.00	1,018.90	5.12	1.02
Class 529-E - assumed 5% return	1,000.00	1,019.79	5.12	1.02
Class 529-F-1 - actual return	1,000.00	1,020.24	2.81	.56
Class 529-F-1 - assumed 5% return	1,000.00	1,022.08	2.82	.56
Class R-1 - actual return	1,000.00	1,018.28	5.87	1.17
Class R-1 - assumed 5% return	1,000.00	1,019.05	5.87	1.17
Class R-2 - actual return	1,000.00	1,016.16	8.17	1.63
Class R-2 - assumed 5% return	1,000.00	1,016.76	8.17	1.63
Class R-2E - actual return	1,000.00	1,020.15	2.86	.57
Class R-2E - assumed 5% return	1,000.00	1,022.03	2.87	.57
Class R-3 - actual return	1,000.00	1,018.92	5.12	1.02
Class R-3 - assumed 5% return	1,000.00	1,019.79	5.12	1.02
Class R-4 - actual return	1,000.00	1,019.97	3.06	.61
Class R-4 - assumed 5% return	1,000.00	1,021.83	3.07	.61
Class R-5E - actual return†	1,000.00	1,014.84	1.36	.49
Class R-5E - assumed 5% return†	1,000.00	1,022.43	2.46	.49
Class R-5 - actual return	1,000.00	1,022.01	1.96	.39
Class R-5 - assumed 5% return	1,000.00	1,022.92	1.96	.39
Class R-6 - actual return	1,000.00	1,022.46	1.56	.31
Class R-6 - assumed 5% return	1,000.00	1,023.32	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

36	American Funds Mortgage Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 29, 2016, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
February 29, 2016
unaudited
Bonds, notes & other debt instruments 104.18% Mortgage-backed obligations 72.52% Federal agency mortgage-backed obligations 71.45%	Principal amount (000)	Value (000)
Fannie Mae 3.292% 2017[1]	$234	$238
Fannie Mae 2.50% 2033[1]	3,601	3,653
Fannie Mae 2.50% 2033[1]	880	897
Fannie Mae 3.00% 2033[1]	1,315	1,347
Fannie Mae 3.50% 2034[1]	38,419	40,628
Fannie Mae 3.50% 2035[1]	72,015	75,982
Fannie Mae 3.50% 2035[1]	29,863	31,496
Fannie Mae 3.50% 2035[1]	7,578	7,996
Fannie Mae 5.00% 2040[1]	1,058	1,145
Fannie Mae 2.275% 2043[1]	202	196
Fannie Mae 2.275% 2043[1]	131	128
Fannie Mae 2.275% 2043[1]	114	111
Fannie Mae 2.275% 2043[1]	88	86
Fannie Mae 2.525% 2043[1]	287	287
Fannie Mae 2.525% 2043[1]	230	230
Fannie Mae 2.525% 2043[1]	183	183
Fannie Mae 2.525% 2043[1]	164	164
Fannie Mae 2.525% 2043[1]	151	151
Fannie Mae 2.525% 2043[1]	139	139
Fannie Mae 2.525% 2043[1]	136	136
Fannie Mae 2.525% 2043[1]	130	130
Fannie Mae 2.525% 2043[1]	126	126
Fannie Mae 2.525% 2043[1]	109	109
Fannie Mae 2.525% 2043[1]	108	108
Fannie Mae 2.525% 2043[1]	102	102
Fannie Mae 2.525% 2043[1]	90	90
Fannie Mae 2.525% 2043[1]	86	86
Fannie Mae 2.525% 2043[1]	86	86
Fannie Mae 2.525% 2043[1]	86	86
Fannie Mae 2.525% 2043[1]	74	74
Fannie Mae 2.525% 2043[1]	73	73
Fannie Mae 2.525% 2043[1]	72	72
Fannie Mae 2.525% 2043[1]	6	6
Fannie Mae 2.775% 2043[1]	675	685
Fannie Mae 2.775% 2043[1]	431	437
Fannie Mae 2.775% 2043[1]	402	407
Fannie Mae 2.775% 2043[1]	380	386
Fannie Mae 2.775% 2043[1]	377	382
Fannie Mae 2.775% 2043[1]	359	364
Fannie Mae 2.775% 2043[1]	332	336
Fannie Mae 2.775% 2043[1]	227	230
Fannie Mae 2.775% 2043[1]	138	139
Fannie Mae 2.775% 2043[1]	135	137
Fannie Mae 2.775% 2043[1]	127	129
Fannie Mae 2.775% 2043[1]	123	124
Fannie Mae 2.775% 2043[1]	113	114
American Funds Mortgage Fund — Page 1 of 7

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 2043[1]	$111	$112
Fannie Mae 2.775% 2043[1]	106	108
Fannie Mae 2.775% 2043[1]	105	107
Fannie Mae 2.775% 2043[1]	59	59
Fannie Mae 2.775% 2043[1]	50	50
Fannie Mae 3.025% 2043[1]	367	377
Fannie Mae 3.025% 2043[1]	223	229
Fannie Mae 3.025% 2043[1]	201	207
Fannie Mae 3.025% 2043[1]	178	183
Fannie Mae 3.025% 2043[1]	144	148
Fannie Mae 3.025% 2043[1]	143	147
Fannie Mae 3.025% 2043[1]	118	121
Fannie Mae 3.025% 2043[1]	114	117
Fannie Mae 3.025% 2043[1]	106	108
Fannie Mae 3.025% 2043[1]	93	96
Fannie Mae 3.025% 2043[1]	93	95
Fannie Mae 3.025% 2043[1]	91	94
Fannie Mae 3.025% 2043[1]	88	91
Fannie Mae 3.025% 2043[1]	82	84
Fannie Mae 3.025% 2043[1]	47	48
Fannie Mae 3.275% 2043[1]	227	236
Fannie Mae 3.275% 2043[1]	192	199
Fannie Mae 3.275% 2043[1]	168	174
Fannie Mae 3.275% 2043[1]	133	138
Fannie Mae 3.275% 2043[1]	125	130
Fannie Mae 3.275% 2043[1]	76	79
Fannie Mae 3.275% 2043[1]	64	67
Fannie Mae 3.275% 2043[1]	34	36
Fannie Mae 4.00% 2043[1]	8,756	9,422
Fannie Mae 3.50% 2046[1,2]	60,200	63,084
Fannie Mae 4.00% 2046[1,2]	36,800	39,216
Fannie Mae 4.00% 2046[1]	7,591	7,939
Fannie Mae 4.00% 2046[1]	4,055	4,237
Fannie Mae 3.50% 2053[1]	2,598	2,677
Freddie Mac 3.50% 2035[1]	100,896	106,451
Freddie Mac 3.50% 2035[1]	14,481	15,279
Freddie Mac 3.50% 2035[1]	11,060	11,669
Freddie Mac 3.50% 2035[1]	6,038	6,372
Freddie Mac 3.50% 2035[1]	2,261	2,385
Freddie Mac 6.00% 2038[1]	284	323
Freddie Mac 4.00% 2041[1]	384	410
Government National Mortgage Assn. 4.00% 2032[1]	1,099	1,186
Government National Mortgage Assn. 4.00% 2032[1]	860	929
Government National Mortgage Assn. 6.50% 2032[1]	1,658	1,919
Government National Mortgage Assn. 3.75% 2034[1]	1,579	1,693
Government National Mortgage Assn. 4.25% 2034[1]	1,366	1,483
Government National Mortgage Assn. 3.25% 2035[1]	3,505	3,662
Government National Mortgage Assn. 3.25% 2035[1]	2,155	2,251
Government National Mortgage Assn. 3.25% 2035[1]	1,941	2,049
Government National Mortgage Assn. 3.25% 2035[1]	1,860	1,943
Government National Mortgage Assn. 5.00% 2035[1]	957	1,051
Government National Mortgage Assn. 3.75% 2037[1]	787	844
Government National Mortgage Assn. 6.50% 2038[1]	527	606
Government National Mortgage Assn. 6.50% 2038[1]	267	306
American Funds Mortgage Fund — Page 2 of 7

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.50% 2038[1]	$59	$63
Government National Mortgage Assn. 6.00% 2039[1]	5,502	6,312
Government National Mortgage Assn. 3.25% 2040[1]	1,457	1,538
Government National Mortgage Assn. 3.25% 2040[1]	1,212	1,267
Government National Mortgage Assn. 3.25% 2040[1]	1,209	1,263
Government National Mortgage Assn. 5.00% 2040[1]	523	569
Government National Mortgage Assn. 5.50% 2040[1]	5,805	6,538
Government National Mortgage Assn. 4.00% 2041[1]	1,283	1,333
Government National Mortgage Assn. 4.50% 2041[1]	2,468	2,664
Government National Mortgage Assn. 4.50% 2041[1]	1,439	1,513
Government National Mortgage Assn. 4.50% 2041[1]	1,168	1,229
Government National Mortgage Assn. 4.50% 2041[1]	1,058	1,140
Government National Mortgage Assn. 4.50% 2041[1]	1,014	1,093
Government National Mortgage Assn. 5.00% 2041[1]	7,979	8,695
Government National Mortgage Assn. 5.00% 2041[1]	4,306	4,687
Government National Mortgage Assn. 5.00% 2041[1]	1,734	1,835
Government National Mortgage Assn. 6.50% 2041[1]	740	863
Government National Mortgage Assn. 2.75% 2042[1]	784	798
Government National Mortgage Assn. 2.75% 2042[1]	752	766
Government National Mortgage Assn. 2.75% 2042[1]	516	525
Government National Mortgage Assn. 2.75% 2042[1]	458	467
Government National Mortgage Assn. 2.75% 2042[1]	359	366
Government National Mortgage Assn. 2.75% 2042[1]	335	342
Government National Mortgage Assn. 2.75% 2042[1]	75	76
Government National Mortgage Assn. 3.50% 2042[1]	845	899
Government National Mortgage Assn. 3.50% 2042[1]	715	755
Government National Mortgage Assn. 4.00% 2042[1]	1,276	1,376
Government National Mortgage Assn. 4.00% 2042[1]	938	1,011
Government National Mortgage Assn. 4.00% 2042[1]	877	941
Government National Mortgage Assn. 4.50% 2042[1]	1,980	2,134
Government National Mortgage Assn. 3.50% 2043[1]	1,296	1,379
Government National Mortgage Assn. 3.50% 2043[1]	1,210	1,282
Government National Mortgage Assn. 4.00% 2043[1]	1,655	1,734
Government National Mortgage Assn. 3.75% 2044[1]	1,908	2,047
Government National Mortgage Assn. 4.25% 2044[1]	1,187	1,287
Government National Mortgage Assn. 4.00% 2045[1]	356,443	381,817
Government National Mortgage Assn. 4.00% 2045[1]	42,733	45,728
Government National Mortgage Assn. 4.00% 2045[1]	972	1,042
Government National Mortgage Assn. 4.50% 2045[1]	85,273	91,827
Government National Mortgage Assn. 4.50% 2045[1]	16,023	17,254
Government National Mortgage Assn. 4.50% 2045[1]	3,651	3,932
Government National Mortgage Assn. 4.50% 2045[1]	608	654
Government National Mortgage Assn. 4.50% 2045[1]	385	414
Government National Mortgage Assn. 4.50% 2045[1]	355	382
Government National Mortgage Assn. 5.00% 2045[1]	5,559	6,184
Government National Mortgage Assn. 5.00% 2045[1]	2,133	2,363
Government National Mortgage Assn. 5.00% 2045[1]	1,486	1,647
Government National Mortgage Assn. 4.00% 2046[1,2]	336,906	359,831
Government National Mortgage Assn. 4.00% 2046[1,2]	16,513	17,616
		1,454,715
American Funds Mortgage Fund — Page 3 of 7

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities 1.05%	Principal amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1,3]	$1,011	$1,061
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.278% 2031[1,3,4]	2,406	2,348
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.794% 2045[1,3]	6,952	7,170
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,4]	2,390	2,388
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.891% 2046[1,3]	1,825	1,825
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	1,312	1,328
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.645% 2042[1,3]	765	797
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.753% 2043[1,3]	798	796
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,3]	376	378
WF-RBS Commercial Mortgage Trust, Series 2013-C-18, Class ASB, 3.676 2046[1]	3,000	3,179
		21,270
Other mortgage-backed securities 0.02%
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	493
Total mortgage-backed obligations		1,476,478
U.S. Treasury bonds & notes 19.46% U.S. Treasury inflation-protected securities 11.75%
U.S. Treasury Inflation-Protected Security 0.125% 2016[5,6]	29,471	29,486
U.S. Treasury Inflation-Protected Security 0.125% 2022[5]	2,335	2,344
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]	5,350	5,317
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	12,204	12,066
U.S. Treasury Inflation-Protected Security 0.375% 2025[5]	55,561	55,908
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	29,491	34,706
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	518	646
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	31,736	29,650
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	39,174	42,319
U.S. Treasury Inflation-Protected Security 0.75% 2045[5]	28,876	26,833
		239,275
U.S. Treasury 7.71%
U.S. Treasury 0.875% 2017[6]	67,000	67,123
U.S. Treasury 1.125% 2021	14,000	13,936
U.S. Treasury 1.375% 2021	38,000	38,249
U.S. Treasury 1.875% 2022	25,100	25,694
U.S. Treasury 2.875% 2045	7,575	7,968
U.S. Treasury 2.50% 2046	4,000	3,901
		156,871
Total U.S. Treasury bonds & notes		396,146
Asset-backed obligations 9.93%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	2,658	2,655
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.911% 2023[1,3,4]	9,000	8,975
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,4]	1,040	1,026
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.858% 2023[1,3,4]	7,660	7,644
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.868% 2019[1,3,4]	2,720	2,661
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[1,3,4,7]	8,000	7,997
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[1,4]	3,962	3,955
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[1,4]	3,323	3,323
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,4]	2,915	2,911
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[1,4]	8,239	8,226
American Funds Mortgage Fund — Page 4 of 7

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,4]	$8,059	$8,057
Drive Auto Receivables Trust, Series 2015-B-A, Class A-2-A, 0.93% 2017[1,4]	4,040	4,038
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[1,4]	4,504	4,502
Drive Auto Receivables Trust, Series 2016-AA, Class A-2-A, 1.50% 2018[1,4]	6,665	6,666
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[1,4]	9,000	9,012
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[1,4]	3,401	3,405
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.872% 2023[1,3,4]	4,000	3,985
Exeter Automobile Receivables Trust, Series 2016-1-A, Class A, 2.35% 2020[1,4]	4,770	4,766
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	20,640	20,973
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.762% 2023[1,3,4]	6,740	6,728
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.898% 2023[1,3,4]	14,000	13,962
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[1,4]	890	877
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.891% 2023[1,3,4]	5,303	5,272
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.910% 2025[1,3,4]	14,000	13,761
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,4]	4,379	4,374
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[1]	2,321	2,328
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[1]	4,015	4,008
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	7,772	7,773
Santander Drive Auto Receivables Trust, Series 2012-AA, Class C, 1.78% 2018[1,4]	4,066	4,072
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[1]	1,431	1,433
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[1]	8,646	8,682
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[1]	2,667	2,673
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[1]	35	35
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	6,000	5,982
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[1]	5,500	5,520
		202,257
Federal agency bonds & notes 2.27%
Fannie Mae 1.25% 2017	46,000	46,191
Total bonds, notes & other debt instruments (cost: $2,104,974,000)		2,121,072
Short-term securities 20.62%
ANZ New Zealand (International) Ltd. 0.93% due 10/17/2016[4]	9,000	8,950
Bank of Nova Scotia 0.92% due 10/14/2016[4]	9,000	8,950
CAFCO, LLC 0.80% due 8/22/2016	15,000	14,942
Fannie Mae 0.60% due 1/3/2017	90,000	89,586
Federal Home Loan Bank 0.64% due 1/25/2017	87,600	87,118
Freddie Mac 0.59%–0.60% due 1/4/2017–1/9/2017	134,100	133,465
General Electric Co. 0.30% due 3/1/2016	40,000	40,000
National Australia Bank Ltd. 0.89% due 11/1/2016[4]	9,500	9,442
Svenska Handelsbanken Inc. 0.83% due 8/29/2016[4]	9,000	8,963
Toronto-Dominion Holdings USA Inc. 0.93% due 9/22/2016[4]	9,000	8,958
Wells Fargo Bank, N.A. 0.81% due 8/16/2016	9,500	9,500
Total short-term securities (cost: $419,714,000)		419,874
Total investment securities 124.80% (cost: $2,524,688,000)		2,540,946
Other assets less liabilities (24.80)%		(504,961)
Net assets 100.00%		$2,035,985
American Funds Mortgage Fund — Page 5 of 7

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,434,150,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$181,500	$256
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	118,500	162
Receive	LCH	3-month USD-LIBOR	0.979	11/12/2017	246,000	708
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	102,000	240
Pay	LCH	3-month USD-LIBOR	1.039	11/26/2017	2,400	(9)
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	100,000	508
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	170,000	(422)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	170,000	(415)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	40,000	722
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	18,150	492
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	11,300	308
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	4,550	123
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	18,000	455
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	28,000	804
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	24,000	673
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	95,000	2,436
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	75,000	2,468
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	242,000	5,936
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2019	13,000	317
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	30,000	871
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	75,000	1,826
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	15,000	429
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	40,000	1,296
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	40,000	1,319
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	40,000	1,346
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	5,000	172
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	6,000	178
Pay	LCH	3-month USD-LIBOR	1.785	3/27/2022	35,000	(1,114)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	18,000	(767)
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(400)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	16,000	(1,584)
Pay	LCH	3-month USD-LIBOR	1.894	1/20/2025	5,000	(169)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	23,000	(1,266)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	11,000	(3,178)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	7,000	(1,814)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	6,000	(1,597)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(3,304)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	16,500	(2,393)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	7,000	(675)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	7,000	(610)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	10,000	(1,045)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	15,000	(1,535)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	16,000	(1,697)
Receive	LCH	3-month USD-LIBOR	2.567	11/9/2045	500	57
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	6,600	(761)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	6,525	(873)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	(1,407)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	13,500	(1,625)
American Funds Mortgage Fund — Page 6 of 7

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.4095%	1/14/2046	$10,000	$(773)
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	25,000	(1,504)
						$(6,835)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $436,530,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 2/29/2016 (000)
Ultra U.S. Treasury Bond Futures	CME	Long	95	June 2016	$16,528	$(78)
5 Year U.S. Treasury Note Futures	CME	Long	3,011	July 2016	364,031	253
						$175

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $211,167,000, which represented 10.37% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $33,087,000, which represented 1.63% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,997,000, which represented .39% of the net assets of the fund.

Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group Inc.
LCH = LCH.Clearnet
TBA = To-be-announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-042-0416O-S49249	American Funds Mortgage Fund — Page 7 of 7

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: April 29, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 29, 2016